Schedule I - Financial Information of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 93,876	$ 57,128	$ 140,356	$ 33,820
Term deposits	313	45,318
Prepaid expenses and other current assets	17,695	15,757
Total current assets	270,524	261,777
Intangible assets, net	11,949	18,250
Total assets	288,928	315,396
Current liabilities:
Accrued expenses and other payables	28,665	23,272
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	82,869	76,231
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	661	1,006
Total liabilities	85,655	83,308
Shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745
Total liabilities and equity	288,928	315,396
Parent Company
Current assets:
Cash and cash equivalents	18,372	4,849	100,703	1,340
Term deposits		40,854
Accounts receivable	199	152
Amounts due from related parties	21,960	20,747
Prepaid expenses and other current assets	1,725	669
Total current assets	42,256	67,271
Investment in subsidiaries	172,949	190,190
Intangible assets, net	1,554
Other noncurrent assets	266	352
Total assets	217,025	257,813
Current liabilities:
Amounts due to related parties	12,881	12,995
Accrued expenses and other payables	2,294	4,158
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	18,167	22,285
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	590	961
Total liabilities	18,757	26,068
Shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Retained earnings (accumulated deficit)	(19,579)	20,967
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745	252,714	115,500
Total liabilities and equity	$ 217,025	$ 257,813